Discontinued operations and assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued operations and assets classified as held for sale [Abstract]
Discontinued operations and assets classified as held for sale - Discontinued operations, net of income taxes [Text Block]	Philips Group Discontinued operations, net of income taxes in millions of EUR
	2020	2021	2022
Domestic Appliances	206	2,698	3
Other	(10)	13	10
Discontinued operations, net of income taxes	196	2,711	13

Discontinued operations and assets classified as held for sale - Results of Domestic Appliances [Text Block]

Philips Group

Results of Domestic Appliances

in millions of EUR

	2020	2021	2022
Sales	2,222	1,516	6
Costs and expenses	(1,944)	(1,322)	(2)
Income from operations	279	194	4
Result on the sale of discontinued operations		3,241	1
Income before tax	279	3,435	5
Income tax expense1)	(72)	6	(2)
Income tax related the sale of discontinued operations		(743)
Results from discontinued operations	206	2,698	3
1)The income tax expense from discontinued operations is calculated based on the separate return method, as if Domestic Appliances was filing its own separate tax returns.

Discontinued operations and assets classified as held for sale - Net cash provided by (used for) discontinued operations [Text Block]

Net cash provided by (used for) discontinued operations

in millions of EUR

	2020	2021	2022
Net cash provided by (used for) operating activities	129	85	(27)
Net cash provided by (used for) investing activities		3,319	15
Net cash provided by (used for) discontinued operations	129	3,403	(12)